COMMITMENTS AND CONTINGENCIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
COMMITMENTS AND CONTINGENCIES
Unrecognized tax positions	¥ 60,301	$ 8,743
Capital Addition Purchase Commitments [Member]
COMMITMENTS AND CONTINGENCIES
Commitments to purchase certain medical equipment	¥ 220,972	$ 32,038	¥ 257,165